Trade and Other Receivables - Schedule of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Abstract]
Trade receivables	$ 14,440	$ 11,088
Total trade receivables	$ 14,440	$ 11,088